COLUMBIA SELECT LARGE CAP EQUITY FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Select Large Cap Equity Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 98.7%

Issuer	Shares	Value ($)
Communication Services 9.4%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	1,488,111	24,657,999

Interactive Media & Services 5.9%
Alphabet, Inc., Class C(a)	536,906	71,902,452
Meta Platforms, Inc., Class A(a)	20,581	6,733,074

Total		78,635,526

Media 1.7%
Comcast Corp., Class A	550,107	23,043,982

Total Communication Services		126,337,507

Consumer Discretionary 9.1%
Automobiles 1.1%
Tesla, Inc.(a)	62,768	15,069,342

Broadline Retail 5.0%
Amazon.com, Inc.(a)	452,235	66,067,011

Hotels, Restaurants & Leisure 1.6%
Hilton Worldwide Holdings, Inc.	129,070	21,621,806

Textiles, Apparel & Luxury Goods 1.4%
lululemon athletica, Inc.(a)	42,826	19,134,657

Total Consumer Discretionary		121,892,816

Consumer Staples 5.4%
Consumer Staples Distribution & Retail 2.0%
Walmart, Inc.	168,080	26,168,375

Food Products 1.3%
Mondelez International, Inc., Class A	255,344	18,144,745

Household Products 2.1%
Procter & Gamble Co. (The)	179,193	27,509,709

Total Consumer Staples		71,822,829

Energy 3.7%
Oil, Gas & Consumable Fuels 3.7%
EOG Resources, Inc.	147,138	18,108,274
Exxon Mobil Corp.	303,387	31,169,980

Total		49,278,254

Total Energy		49,278,254

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 10.4%
Banks 1.7%
Bank of America Corp.	738,858	22,527,780

Capital Markets 2.9%
Morgan Stanley	242,411	19,232,889
S&P Global, Inc.	48,205	20,045,085

Total		39,277,974

Financial Services 3.9%
Global Payments, Inc.	159,153	18,531,776
MasterCard, Inc., Class A	81,128	33,573,200

Total		52,104,976

Insurance 1.9%
Chubb Ltd.	107,511	24,666,249

Total Financials		138,576,979

Health Care 14.5%
Biotechnology 1.6%
BioMarin Pharmaceutical, Inc.(a)	92,947	8,465,612
Vertex Pharmaceuticals, Inc.(a)	35,463	12,582,627

Total		21,048,239

Health Care Equipment & Supplies 4.3%
Boston Scientific Corp.(a)	349,619	19,540,206
DexCom, Inc.(a)	155,630	17,978,378
Intuitive Surgical, Inc.(a)	63,991	19,890,962

Total		57,409,546

Health Care Providers & Services 3.2%
Elevance Health, Inc.	53,369	25,589,902
Laboratory Corp. of America Holdings	80,976	17,564,504

Total		43,154,406

Pharmaceuticals 5.4%
Eli Lilly & Co.	52,124	30,807,369
Merck & Co., Inc.	212,593	21,786,531
Zoetis, Inc.	112,466	19,869,368

Total		72,463,268

Total Health Care		194,075,459

2    Columbia Select Large Cap Equity Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Select Large Cap Equity Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrials 9.3%
Aerospace & Defense 1.1%
General Dynamics Corp.	60,553	14,954,774

Commercial Services & Supplies 2.5%
Cintas Corp.	29,612	16,382,839
Republic Services, Inc.	107,989	17,476,940

Total		33,859,779

Electrical Equipment 1.3%
Eaton Corp. PLC	78,395	17,849,758

Ground Transportation 1.5%
Union Pacific Corp.	87,673	19,750,097

Industrial Conglomerates 1.5%
Honeywell International, Inc.	98,931	19,382,561

Machinery 1.4%
Parker-Hannifin Corp.	41,852	18,129,449

Total Industrials		123,926,418

Information Technology 30.4%
Communications Equipment 1.7%
Cisco Systems, Inc.	469,538	22,716,249

Electronic Equipment, Instruments & Components 1.1%
TE Connectivity Ltd.	118,543	15,529,133

Semiconductors & Semiconductor Equipment 9.0%
Broadcom, Inc.	30,739	28,456,014
Lam Research Corp.	27,387	19,606,901
NVIDIA Corp.	101,958	47,685,757
QUALCOMM, Inc.	186,945	24,125,252

Total		119,873,924

Software 12.4%
Adobe, Inc.(a)	42,633	26,049,189
Microsoft Corp.	308,680	116,961,939
Palo Alto Networks, Inc.(a)	75,012	22,135,291

Total		165,146,419

Common Stocks (continued)

Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	437,365	83,077,482

Total Information Technology		406,343,207

Real Estate 3.7%
Industrial REITs 1.3%
Prologis, Inc.	151,004	17,354,890

Retail REITs 1.1%
Realty Income Corp.	264,082	14,249,865

Specialized REITs 1.3%
Equinix, Inc.	21,918	17,863,389

Total Real Estate		49,468,144

Utilities 2.8%
Multi-Utilities 2.8%
Ameren Corp.	244,296	18,954,927
DTE Energy Co.	172,590	17,968,345

Total		36,923,272

Total Utilities		36,923,272

Total Common Stocks (Cost $874,841,578)		1,318,644,885

Exchange-Traded Equity Funds 0.5%

	Shares	Value ($)
U.S. Large Cap 0.5%
Columbia Research Enhanced Core ETF(b)	250,792	6,693,638

Total Exchange-Traded Equity Funds (Cost $6,112,495)		6,693,638

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 5.605%(b),(c)	6,223,767	6,222,522

Total Money Market Funds (Cost $6,221,754)		6,222,522

Total Investments in Securities (Cost: $887,175,827)		1,331,561,045

Other Assets & Liabilities, Net		4,199,034

Net Assets		1,335,760,079

Columbia Select Large Cap Equity Fund | Third Quarter Report 2023    3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Select Large Cap Equity Fund, November 30, 2023 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Research Enhanced Core ETF	—	19,958,314	(13,845,819)	581,143	6,693,638	383,778	—	250,792
Columbia Short-Term Cash Fund, 5.605%	28,828,028	150,060,778	(172,665,814)	(470)	6,222,522	2,800	345,712	6,223,767

Total	28,828,028			580,673	12,916,160	386,578	345,712

(c)	The rate shown is the seven-day current annualized yield at November 30, 2023.

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

4    Columbia Select Large Cap Equity Fund | Third Quarter Report 2023

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

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